Segment Reporting - Additional Information (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2023 KZT (₸) Segment	Dec. 31, 2022 KZT (₸)	Dec. 31, 2021 KZT (₸)
Disclosure of operating segments [line items]
Number of operating segments | Segment	3
Costs and operating expenses	₸ 891,486	₸ 550,018	₸ 356,020
Provision expenses	79,634	55,210	34,383
Fintech Segment
Disclosure of operating segments [line items]
Costs and operating expenses	478,010	278,676	171,491
Provision expenses	₸ 79,634	₸ 55,210	₸ 34,383